Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Processes
Our annual equity awards for employees and executive officers, including awards of stock options, are generally approved by our Compensation Committee and issued on May 1 st
of each year. As described herein under “Director Compensation for Fiscal 2025”, non-employee
director equity awards are generally granted (including for 2025) each February 1 st
and July 1
st
. Effective in 2026, the Company made the determination to start issuing equity awards to non-employee
directors on May 1 to align the
timing
 of such awards to those issued to the Company’s executive officers. With the exception of the foregoing adjustment (which simply aligns non-employee
directors with the
pre-established
grant schedule for the Company’s executive officers), our grant schedules have remained consistent on a year-over-year basis and were not established with an eye to announcements of material nonpublic information (“MNPI”) regarding the Company. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants to be effective at other times. Eligible Company employees may also enroll to purchase shares of the Company’s common stock under the terms of the Company’s 2019 Employee Stock Purchase Plan with purchases generally made in February and August using payroll deductions accumulated over the prior six-month
period. The Company does not time the release of MNPI for the purpose of affecting the value of executive compensation and may change its equity grant practices in the future. During 2025, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on
Form 10-Q
or Form
10-K,
or the filing or furnishing of any Company current report on Form
8-K
that disclosed any MNPI.

Award Timing Method	Our annual equity awards for employees and executive officers, including awards of stock options, are generally approved by our Compensation Committee and issued on May 1 st
of each year. As described herein under “Director Compensation for Fiscal 2025”, non-employee
director equity awards are generally granted (including for 2025) each February 1 st
and July 1
st
.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false